Employment - Summary of Average Number of Employees (Detail) - Employees	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of average number of employees [line items]
Average number of employees	75,838	70,977	70,586
Aggregate continuing and discontinued operations
Disclosure of average number of employees [line items]
Average number of employees	77,520	77,446	77,099
Americas Materials
Disclosure of average number of employees [line items]
Average number of employees	29,092	28,272	27,412
Building Products
Disclosure of average number of employees [line items]
Average number of employees	20,527	17,069	16,389
Europe Materials
Disclosure of average number of employees [line items]
Average number of employees	26,219	25,636	26,785